INCOME TAX EXPENSE	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 8 － INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Six months ended March 31,
	2025	2026	2026
	HKD	HKD	USD

Current income tax	$671,009	$-	$-
Deferred income tax	-	-	-

Income tax expense	$671,009	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company mainly operates in Hong Kong that are subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Beta Alpha is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

707IL and BXF are operating in Hong Kong and are subject to the Hong Kong profits tax at the two-tiered income tax rates at the rate of 8.25% on the estimated assessable income up to HK$2,000,000 and 16.5% on any part of assessable income over HK$2,000,000 arising in Hong Kong during its tax year.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

The reconciliation of the differences between income tax expense computed by applying Hong Kong income tax rate of 16.5% and the Company’s income tax expense recorded for the six months ended March 31, 2025 and 2026, are as follows:

	Six Months ended March 31,
	2025		2026
	HKD	% of Pre-tax income	HKD	USD	% of Pre-tax income

Computed expected income tax expense (benefit)	$690,243	16.50%	$(12,603,703)	$(1,607,615)	16.50%
Income exempted from tax	(126)	0.00%	(71,935)	(9,175)	0.09%
Effect of differential tax rate – foreign subsidiaries (Note i)	-	-	857,004	109,311	(1.12)%
Non-deductible expenses for tax purpose	143,891	3.44%	17,667	2,253	(0.02)%
Non-deductible share-based compensation expenses	-	-	10,876,115	1,387,260	(14.24)%
Net operating loss	-	-	929,455	118,553	(1.22)%
Others	(162,999)	(3.90)%	(4,603)	(587)	0.01%
Income tax expense	$671,009	16.04%	$-	$-	0.00%

Note :

(i)	Represents the foreign income tax rate differential when compared to Hong Kong income tax rate for the six months ended March 31, 2026 and 2025.

The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2025 and March 31, 2026.

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carryforwards from
Hong Kong	-	929,455	118,553
Less: valuation allowance	-	(929,455)	(118,553)
	$-	$-	$-

The movements of valuation allowance of deferred tax assets are as follows:

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
Balance at beginning of the period	-	-	-
Additions	-	929,455	118,553
Balance at end of the period	$-	$929,455	$118,553

As of September 30, 2025 and March 31, 2026, the Company incurred the aggregate of HK$nil and HK$5,633,065 (US$718,503) of cumulative net operating losses which can be carried forward to offset future taxable income. There is no expiry in net operating loss carryforwards under Hong Kong tax regimes.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2025 and March 31, 2026, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended March 31, 2025 and 2026, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2026.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025